Business Segment Information	12 Months Ended
Sep. 30, 2013
Business Segment Information [Abstract]
Business Segment Information
14. Business Segment Information

The Company is organized based on the products and services it offers. Under this organizational structure, the Company has three reporting segments: Filtration/Fluid Flow (Filtration), RF Shielding and Test (Test), and Utility Solutions Group (USG).

The Filtration segment’s operations consist of: PTI Technologies Inc., VACCO Industries, Crissair, Inc., Canyon Engineering Products, Inc. and Thermoform Engineered Quality LLC. The companies within this segment design and manufacture specialty filtration products including hydraulic filter elements and fluid control devices used in commercial aerospace applications, unique filter mechanisms used in micro-propulsion devices for satellites and custom designed filters for manned aircraft and submarines.

Test segment operations consist of ETS-Lindgren Inc. (ETS  Lindgren). ETS-Lindgren is an industry leader in providing its customers with the ability to identify, measure and contain magnetic, electromagnetic and acoustic energy. ETS-Lindgren also manufactures radio frequency shielding products and components used by manufacturers of medical equipment, communications systems, electronic products, and shielded rooms for high-security data processing and secure communication.

The USG segment’s operations consist of Doble Engineering Company (Doble). Doble provides high-end, intelligent diagnostic test solutions for the electric power delivery industry and is a leading supplier of power factor and partial discharge testing instruments used to assess the integrity of high-voltage power delivery equipment. Previously, USG also included Aclara Technologies LLC. See Note 2.

Accounting policies of the segments are the same as those described in the summary of significant accounting policies in Note 1 to the Consolidated Financial Statements. The operating units within each reporting segment have been aggregated because of similar economic characteristics and meet the other aggregation criteria of FASB ASC 280.

The Company evaluates the performance of its operating units based on EBIT, which is defined as: Earnings Before Interest and Taxes. Intersegment sales and transfers are not significant. Segment assets consist primarily of customer receivables, inventories, capitalized software and fixed assets directly associated with the production processes of the segment. Segment depreciation and amortization is based upon the direct assets listed above.

NET SALES

(Dollars in millions)
Year ended September 30,	2013	2012	2011
Filtration	$214.1	194.8	167.6
Test	166.7	175.9	176.5
USG	109.3	108.0	106.7
Consolidated totals	$490.1	478.7	450.8

No customers exceeded 10% of sales in 2013, 2012 or 2011.

EBIT

(Dollars in millions)
Year ended September 30,	2013	2012	2011
Filtration	$42.4	38.0	30.8
Test	16.3	14.0	18.6
USG	21.6	25.9	30.4
Reconciliation to consolidated totals (Corporate)	(28.0)	(23.2)	(23.3)
Consolidated EBIT	52.3	54.7	56.5
Less: interest expense	(2.7)	(2.5)	(2.5)
Earnings before income tax	$49.6	52.2	54.0

IDENTIFIABLE ASSETS

(Dollars in millions)
Year ended September 30,	2013	2012
Filtration	$122.9	98.4
Test	102.4	92.8
USG	72.3	66.6
Corporate (includes assets held for sale)	794.7	776.0
Consolidated totals	$1,092.3	1,033.8

Corporate assets consist primarily of goodwill, deferred taxes, acquired intangible assets, cash balances and assets held for sale.

CAPITAL EXPENDITURES

(Dollars in millions)
Year ended September 30,	2013	2012	2011
Filtration	$6.6	4.4	3.3
Test	3.2	2.2	1.5
USG	3.9	3.6	6.5
Corporate	0.2	0.6	—
Consolidated totals	$13.9	10.8	11.3

In addition to the above amounts, the Company incurred expenditures for capitalized software of $8.4 million, $5.3 million and $5.5 million in 2013, 2012 and 2011, respectively.

DEPRECIATION AND AMORTIZATION

(Dollars in millions)
Year ended September 30,	2013	2012	2011
Filtration	$4.2	3.9	3.3
Test	2.5	2.5	2.2
USG	4.6	3.4	3.1
Corporate	3.5	4.7	4.9
Consolidated totals	$14.8	14.5	13.5

GEOGRAPHIC INFORMATION

Net sales

(Dollars in millions)
Year ended September 30,	2013	2012	2011
United States	$336.4	316.6	318.6
Asia	59.5	66.3	45.9
Europe	51.5	61.7	56.9
Canada	14.3	12.6	14.1
India	10.2	7.5	—
Other	18.2	14.0	15.3
Consolidated totals	$490.1	478.7	450.8

Long-lived assets
(Dollars in millions)
Year ended September 30,	2013	2012
United States	$72.8	59.2
Europe	2.2	2.6
Other	0.5	0.8
Consolidated totals	$75.5	62.6

Net sales are attributed to countries based on location of customer. Long-lived assets are attributed to countries based on location of the asset.